Fees Summary	Sep. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 579,925.76
Previously Paid Amount	0
Total Fee Amount	88.79
Total Offset Amount	0
Net Fee	$ 88.79